UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C.  20549


                                  FORM N-CSR


    CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number:  811-05088


                         THE ALLIANCEBERNSTEIN PORTFOLIOS


               (Exact name of registrant as specified in charter)


             1345 Avenue of the Americas, New York, New York 10105
              (Address of principal executive offices) (Zip code)


                               Mark R. Manley
                       Alliance Capital Management L.P.
                        1345 Avenue of the Americas
                        New York, New York 10105

                  (Name and address of agent for service)


       Registrant?s telephone number, including area code:  (800) 221-5672


                   Date of fiscal year end:  July 31, 2005


                 Date of reporting period:   January 31, 2005


ITEM 1.     REPORTS TO STOCKHOLDERS.


AllianceBernstein Growth Fund
-------------------------------------------------------------------------------
Semi-Annual Report--January 31, 2005
-------------------------------------------------------------------------------

Large- and Mid-Cap Growth

The Fund expects to hold a meeting of shareholders on or about November 15, 2005, at which the election of directors will be considered. For information with respect to submitting a candidate for director for consideration by the Governance and Nominating Committee of the Fund's Board of Directors, please see the Nominating Procedures in the Fund's Statement of Additional Information.

Investment Products Offered

o Are Not FDIC Insured
o May Lose Value
o Are Not Bank Guaranteed

The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or AllianceBernstein at (800) 227-4618. Please read the prospectus carefully before you invest.

You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund's proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AllianceBernstein's web site at www.alliancebernstein.com, or go to the Securities and Exchange Commission's (the "Commission") web site at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's web site at www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. AllianceBernstein publishes full portfolio holdings for the Fund monthly at www.alliancebernstein.com.

AllianceBernstein Investment Research and Management, Inc. is an affiliate of Alliance Capital Management L.P., the manager of the funds, and is a member of the NASD.


February 25, 2005

Semi-Annual Report

This report provides management's discussion of fund performance for AllianceBernstein Growth Fund (the "Fund") for the semi-annual reporting period ended January 31, 2005.

Investment Objective and Policies

This open-end fund seeks long-term growth of capital. The Fund invests principally in a portfolio of equity securities of companies with a favorable outlook for earnings and whose rate of growth is expected to exceed that of the United States economy over time. This fund can invest in foreign securities.

Investment Results

The table on page 4 shows the Fund's performance compared to its benchmarks the S&P 500 Stock Index and the Russell 3000 Growth Index for the six- and 12-month periods ended January 31, 2005.

During the six-month period ended January 31, 2005, the Fund outperformed both of its benchmarks, the overall market as represented by the S&P 500 Stock Index and the growth segment of the market as represented by the Russell 3000 Growth Index. During the 12-month period ended January 31, 2005, the Growth Fund outperformed the Russell 3000 Growth Index but underperformed the S&P 500 Stock Index. Top contributors to portfolio performance included several leading companies in the technology, consumer and financial services sectors, as well as the Fund's overweighted position in the homebuilding industry.

While the financial services industry generally lagged the overall market, favorable stock selection within this sector benefited the Fund's performance. Relative performance was adversely affected by several of the Fund's key holdings in health care, financial and technology. These companies, while dominant in their respective industries and well positioned to continue their fundamental growth, nonetheless underperformed during the reporting period.

Market Review and Investment Strategy

Although the six- and 12-month periods ended January 31, 2005 were characterized by solid equity returns and robust economic growth, the reporting periods encompassed a series of swings in both investor sentiment and growth expectations. The year began with investor sentiment focused on the robust pace of economic recovery and earnings rebound across a range of economically sensitive sectors. While corporate profitability remained generally strong and exceeded expectations, sentiment changed during the spring. Investors focused on the prospects for a shift from the stimulative monetary environment that had prevailed over the prior two years. Surging energy prices raised concerns about the sustainability of the economic expansion, and a number of economic indicators appeared to corroborate those fears. Consumer confidence faltered, overall business activity weakened, and retail sales slowed. These concerns were exacerbated by geopolitical tensions, anticipation of a possible terrorist attack at the Olympics or the U.S. political conventions, and an extremely acrimonious U.S. presidential election race.

Towards the end of the calendar year, the decisive outcome of the U.S. presi-


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN GROWTH FUND o 1


dential election and a 25% decline in oil prices, revitalized investor sentiment. Consumer confidence recovered, overall business activity rebounded and equity prices rallied. Overall, only modest changes to the Fund's holdings were made. The Fund's management team (the "team") did, however, take advantage of the volatility. The team selectively upgraded the Fund's portfolio, which proved rewarding, as faster-growth companies strongly outperformed during the fourth quarter.

The growth investing philosophy used to manage the Fund has consistently been predicated on the belief that, while markets can be volatile and inefficient in the short term, stock prices ultimately reflect the fundamental success and growth of individual companies. The Fund's management team seeks to invest in successful, well-managed companies with sustainable competitive advantages and believes that the Fund's portfolio includes some of the most dynamic growth opportunities in the market today.

In aggregate, the Fund's holdings offer growth that is superior to the Russell 3000 Growth Index and the broader market, represented by the S&P 500 Stock Index. Average revenues per share of the Fund's portfolio holdings grew
21% compounded annually over the past five years, compared with 11% for the Russell 3000 Growth Index and 7% for the S&P 500 Stock Index. The average earnings per share growth of the Fund's holdings was 30% over the past five years, more than double the 13% of the Russell 3000 Growth Index and triple that of the S&P 500 Stock Index. Earnings success continued in 2004 as the average earnings growth of portfolio holdings (as of year-end) was 31%. Despite this superior historical and prospective growth, the overall portfolio price-to-earnings multiple was in line with that of the Russell 3000 Growth Index--giving the portfolio a compelling combination of relative valuation and projected growth.

In Memory

It is with sadness that we announce the passing of Clifford L. Michel, a member of the Board of Directors of AllianceBernstein Growth Fund. Mr. Michel served the interests of the Fund's shareholders for the last six years. His hard work, dedication and contributions to the Fund will be greatly missed.


-------------------------------------------------------------------------------
2 o ALLIANCEBERNSTEIN GROWTH FUND


HISTORICAL PERFORMANCE

An Important Note About the Value of Historical Performance

The performance shown on the following pages represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

The investment return and principal value of an investment in the Fund will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or AllianceBernstein at (800) 227-4618. You should read the prospectus carefully before you invest.

Returns are annualized for periods longer than one year. All fees and expenses related to the operation of the Fund have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Fund's quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 4.25% maximum front-end sales charge for Class A shares; the applicable contingent deferred sales charge for Class B shares (4% year 1, 3% year 2, 2% year 3, 1% year 4); a 1% 1 year contingent deferred sales charge for Class C shares. Returns for Advisor Class shares will vary due to different expenses associated with this class. Performance assumes reinvestment of distributions and does not account for taxes.

Benchmark Disclosure

The unmanaged Russell 3000 Growth Index, the unmanaged Russell 3000 Index and the unmanaged Standard & Poor's (S&P) 500 Stock Index do not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Russell 3000 Growth Index contains those securities in the Russell 3000 Index with a greater-than-average growth orientation. The Russell 3000 Index is comprised of 3,000 of the largest capitalized companies that are traded in the United States. The S&P 500 Stock Index is comprised of 500 U.S. companies and is a common measure of the performance of the overall U.S. stock market. Investors cannot invest directly in an index, and its results are not indicative of any specific investment, including the Fund.

A Word About Risk

The Fund can invest in foreign securities. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments. In addition, fluctuations in the value of investments in foreign currency denominated securities may be magnified by changes in foreign exchange rates. While the Fund invests principally in common stocks and other equity securities, in order to achieve its investment objectives, the Fund may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than the risks presented by more traditional investments. These risks are more fully discussed in the Fund's prospectus.

(Historical Performance continued on next page)


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN GROWTH FUND o 3


HISTORICAL PERFORMANCE
(continued from previous page)


THE FUND VS. ITS BENCHMARKS                                 Returns
PERIODS ENDED JANUARY 31, 2005                       6 Months      12 Months
                                                     --------      ---------
AllianceBernstein Growth Fund
  Class A                                              11.67%          4.18%
  Class B                                              11.23%          3.39%
  Class C                                              11.25%          3.43%
  Advisor Class                                        11.83%          4.48%

S&P 500 Stock Index                                     8.15%          6.22%

Russell 3000 Growth Index                               6.61%          0.95%

See Historical Performance and Benchmark Disclosures on previous page.

(Historical Performance continued on next page)


-------------------------------------------------------------------------------
4 o ALLIANCEBERNSTEIN GROWTH FUND


HISTORICAL PERFORMANCE
(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF JANUARY 31, 2005

                                               NAV Returns         SEC Returns
Class A Shares
1 Year                                             4.18%              -0.25%
5 Years                                           -7.47%              -8.27%
10 Years                                           7.86%               7.39%

Class B Shares
1 Year                                             3.39%              -0.61%
5 Years                                           -8.16%              -8.16%
10 Years(a)                                        7.25%               7.25%

Class C Shares
1 Year                                             3.43%               2.43%
5 Years                                           -8.13%              -8.13%
10 Years                                           7.10%               7.10%

Advisor Class Shares
1 Year                                            4.48%
5 Year                                           -7.19%
Since Inception*                                  4.93%

SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT CALENDAR QUARTER-END (DECEMBER 31, 2004)

Class A Shares
1 Year                                                                10.15%
5 Years                                                               -8.18%
10 Years                                                               7.85%

Class B Shares
1 Year                                                                10.17%
5 Years                                                               -8.07%
10 Years(a)                                                            7.70%

Class C Shares
1 Year                                                                13.25%
5 Years                                                               -8.04%
10 Years                                                               7.56%

*    Inception date: 10/1/96 for Advisor Class shares.

(a)  Assumes conversion of Class B shares into Class A shares after eight years.

     See Historical Performance disclosures on page 3.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN GROWTH FUND o 5


FUND EXPENSES

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                           Beginning            Ending
                         Account Value      Account Value        Expenses Paid
                        August 1, 2004    January 31, 2005       During Period*
-------------------------------------------------------------------------------
Class A
Actual                       $1,000           $1,116.68              $ 7.90
Hypothetical
(5% return
before expenses)             $1,000           $1,017.74              $ 7.53

Class B
Actual                       $1,000           $1,112.26              $11.87
Hypothetical
(5% return
before expenses)             $1,000           $1,013.96              $11.32

Class C
Actual                       $1,000           $1,112.53              $11.66
Hypothetical
(5% return
before expenses)             $1,000           $1,014.17              $11.12

Advisor Class
Actual                       $1,000           $1,118.26              $ 6.30
Hypothetical
(5% return
before expenses)             $1,000           $1,019.26              $ 6.01

* Expenses are equal to the classes' annualized expense ratios of 1.48%, 2.23%, 2.19% and 1.18%, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).


-------------------------------------------------------------------------------
6 o ALLIANCEBERNSTEIN GROWTH FUND


PORTFOLIO SUMMARY
January 31, 2005 (unaudited)

PORTFOLIO STATISTICS
Net Assets ($mil): $1,932.3

SECTOR BREAKDOWN*

o     30.7%  Technology
o     22.3%  Health Care
o     20.9%  Finance
o     13.4%  Consumer Services
o      8.0%  Consumer Manufacturing
o      1.5%  Energy
o      1.1%  Aerospace & Defense           [PIE CHART OMITTED]
o      1.0%  Multi-Industry Companies
o      0.4%  Transportation
o      0.3%  Capital Goods

o      0.4%  Short-Term


TEN LARGEST HOLDINGS
January 31, 2005 (unaudited)

                                                                    Percent of
Company                                    U.S. $ Value             Net Assets
-------------------------------------------------------------------------------
Legg Mason, Inc.                           $ 89,648,584                 4.7%
WellPoint, Inc.                              86,580,900                 4.5
Juniper Networks, Inc.                       82,999,364                 4.3
Marvell Technology Group, Ltd. (Bermuda)     82,092,990                 4.2
eBay, Inc.                                   73,920,500                 3.8
Zimmer Holdings, Inc.                        71,879,660                 3.7
Citigroup, Inc.                              71,858,250                 3.7
American International Group, Inc.           71,752,296                 3.7
Dell, Inc.                                   64,740,528                 3.4
Symantec Corp.                               61,193,345                 3.2
-------------------------------------------------------------------------------
                                           $756,666,417                39.2%

* All data are as of January 31, 2005. The Fund's sector breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN GROWTH FUND o 7


PORTFOLIO OF INVESTMENTS
January 31, 2005 (unaudited)

Company                                        Shares       U.S. $ Value
-------------------------------------------------------------------------------
COMMON STOCKS-100.6%

Technology-31.0%
Communications Equipment-6.6%
Corning, Inc.(a)*                             1,693,800     $ 18,530,172
Juniper Networks, Inc.(a)                     3,302,800       82,999,364
QUALCOMM, Inc.                                  721,300       26,861,212
                                                             ------------
                                                             128,390,748

Computer Hardware/Storage-4.3%
Apple Computer, Inc.(a)                          81,900        6,298,110
Dell, Inc.(a)                                 1,550,300       64,740,528
EMC Corp.(a)                                    888,500       11,639,350
                                                             ------------
                                                              82,677,988

Computer Peripherals-1.4%
Network Appliance, Inc.(a)*                     871,600       27,751,744

Computer Services-1.1%
Alliance Data Systems Corp.(a)*                 468,700       20,350,954

Computer Software-5.4%
Cognos, Inc. (Canada)(a)                         95,000        3,930,150
Comverse Technology, Inc.(a)*                   623,400       13,932,990
SAP AG (Germany)(ADR)*                          656,300       25,411,936
Symantec Corp.(a)*                            2,620,700       61,193,345
                                                             ------------
                                                             104,468,421

Internet Media-2.9%
Yahoo!, Inc.(a)                               1,616,100       56,902,881

Semi-Conductor Components-6.8%
Broadcom Corp. Cl.A(a)                        1,564,400       49,794,852
Marvell Technology Group, Ltd.
  (Bermuda)(a)*                               2,454,200       82,092,990
                                                             ------------
                                                             131,887,842

Miscellaneous-2.5%
Amphenol Corp. Cl.A(a)                        1,207,600       47,494,908
                                                             ------------
                                                             599,925,486

Health Care-22.5%
Biotechnology-1.2%
Amgen, Inc.(a)                                  163,300       10,163,792
Genentech, Inc.(a)*                             280,100       13,363,571
                                                             ------------
                                                              23,527,363

Drugs-4.6%
Forest Laboratories, Inc.(a)*                 1,155,500       47,987,915
Teva Pharmaceutical Industries, Ltd.
  (Israel) (ADR)*                             1,380,900       39,673,257
                                                             ------------
                                                              87,661,172


-------------------------------------------------------------------------------
8 o ALLIANCEBERNSTEIN GROWTH FUND


Company                                        Shares       U.S. $ Value
-------------------------------------------------------------------------------

Medical Products-11.3%
Alcon, Inc. (Switzerland)*                      519,500     $ 41,144,400
Patterson Cos., Inc.(a)*                        312,800       14,570,224
St. Jude Medical, Inc.(a)                     1,199,500       47,116,360
Stryker Corp.*                                  887,800       43,626,492
Zimmer Holdings, Inc.(a)                        911,600       71,879,660
                                                             ------------
                                                             218,337,136

Medical Services-5.4%
Caremark Rx, Inc.(a)                            465,600       18,204,960
WellPoint, Inc.(a)                              712,600       86,580,900
                                                             ------------
                                                             104,785,860

                                                             ------------
                                                             434,311,531

Finance-21.2%
Banking - Money Center-0.9%
J. P. Morgan Chase & Co.                        466,400       17,410,712

Brokerage & Money Management-8.8%
Legg Mason, Inc.*                             1,160,800       89,648,584
Merrill Lynch & Co., Inc.                       321,700       19,324,519
Morgan Stanley                                  187,200       10,475,712
The Charles Schwab Corp.                        934,600       10,504,904
The Goldman Sachs Group, Inc.*                  368,600       39,753,510
                                                             ------------
                                                             169,707,229

Insurance-5.0%
American International Group, Inc.            1,082,400       71,752,296
Everest Re Group, Ltd.                          286,900       24,931,610
                                                             ------------
                                                              96,683,906

Miscellaneous-6.5%
Ambac Financial Group, Inc.*                    311,300       23,932,744
Citigroup, Inc.                               1,465,000       71,858,250
MBNA Corp.                                    1,093,100       29,054,598
                                                             ------------
                                                             124,845,592

                                                             ------------
                                                             408,647,439

Consumer Services-13.5%
Apparel-0.5%
Coach, Inc.(a)                                  180,000       10,098,000

Broadcasting & Cable-0.9%
XM Satellite Radio Holdings, Inc.
  Cl.A(a)*                                      553,900       17,674,949

Entertainment & Leisure-2.6%
DreamWorks Animation SKG, Inc.
  Cl.A(a)                                        34,400        1,215,352
Harley-Davidson, Inc.*                          823,200       49,482,552
                                                             ------------
                                                              50,697,904


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN GROWTH FUND o 9


                                              Shares or
                                              Principal
                                                Amount
Company                                          (000)      U.S. $ Value
-------------------------------------------------------------------------------
Retail - General Merchandise-6.0%
eBay, Inc.(a)                                   907,000     $ 73,920,500
Lowe's Cos., Inc.                               418,400       23,844,616
Williams-Sonoma, Inc.(a)*                       500,800       17,327,680
                                                             ------------
                                                             115,092,796

Miscellaneous-3.5%
CDW Corp.*                                      256,400       14,999,400
Education Management Corp.(a)                   101,600        3,245,104
Electronic Arts, Inc.(a)*                       195,800       12,597,772
Iron Mountain, Inc.(a)*                         789,150       22,254,030
Strayer Education, Inc.*                        140,200       15,050,470
                                                             ------------
                                                              68,146,776
                                                             ------------
                                                             261,710,425

Consumer Manufacturing-8.0%
Building & Related-8.0%
Centex Corp.*                                   575,100       35,259,381
D.R. Horton, Inc.                               960,500       38,208,690
Lennar Corp. Cl.A*                              722,600       40,805,222
NVR, Inc.(a)*                                    51,650       40,868,063
                                                             ------------
                                                             155,141,356

Energy-1.6%
Oil Service-1.6%
Baker Hughes, Inc.*                             287,000       12,427,100
Schlumberger, Ltd.*                             258,600       17,595,144
                                                             ------------
                                                              30,022,244

Aerospace & Defense-1.1%
L-3 Communications Holdings, Inc.*              289,400       20,666,054

Multi-Industry Companies-1.0%
Danaher Corp.*                                  352,500       19,345,200

Transportation-0.4%
Air Freight-0.4%
United Parcel Service, Inc.
  Cl.B                                          102,300        7,639,764

Capital Goods-0.3%
Machinery-0.3%
Actuant Corp. Cl.A(a)*                          121,300        6,337,925

Total Common Stocks
  (cost $1,350,755,557)                                    1,943,747,424


-------------------------------------------------------------------------------
10 o ALLIANCEBERNSTEIN GROWTH FUND


                                              Shares or
                                              Principal
                                                Amount
                                                 (000)      U.S. $ Value
-------------------------------------------------------------------------------
SHORT-TERM INVESTMENT-0.4%
Time Deposit-0.4%
State Street Euro Dollar
  1.60%, 2/01/05
  (cost $7,430,000)                             $ 7,430      $ 7,430,000

Total Investments Before Security
  Lending Collateral-101.0%
  (cost $1,358,185,557)                                    1,951,177,424

INVESTMENT OF CASH COLLATERAL
  FOR SECURITIES LOANED-21.9%
Short-Term Investment
UBS Private Money Market Fund,
  LLC, 2.29%
  (cost $423,413,863)                       423,413,863      423,413,863

Total Investments-122.9%
  (cost $1,781,599,420)                                    2,374,591,287
Other assets less liabilities-(22.9%)                       (442,338,834)

Net Assets-100%                                          $ 1,932,252,453


* Represents entire or partial securities out on loan. See Note E for securities lending information.

(a)  Non-income producing security.

     Glossary:

     ADR - American Depositary Receipt

     See notes to financial statements.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN GROWTH FUND o 11


STATEMENT OF ASSETS & LIABILITIES
January 31, 2005 (unaudited)

Assets
Investments in securities, at value
  (cost $1,781,599,420--including investment of
  cash collateral for securities loaned of $423,413,863)    $ 2,374,591,287(a)
Cash                                                                  4,429
Receivable for shares of beneficial interest sold                14,606,217
Receivable for investment securities sold                         4,604,798
Dividends and interest receivable                                   180,995

Total assets                                                  2,393,987,726

Liabilities
Payable for collateral on securities loaned                     423,413,863
Payable for investment securities purchased                      18,120,780
Payable for shares of beneficial interest redeemed               17,440,424
Advisory fee payable                                              1,248,954
Transfer Agent fee payable                                          349,052
Distribution fee payable                                            257,973
Accrued expenses and other liabilities                              904,227

Total liabilities                                               461,735,273

Net Assets                                                  $ 1,932,252,453

Composition of Net Assets
Shares of beneficial interest, at par                       $           712
Additional paid-in capital                                    3,115,212,470
Accumulated net investment loss                                 (13,961,796)
Accumulated net realized loss on investment
  transactions                                               (1,761,984,778)
Net unrealized appreciation of investments and
  foreign currency denominated assets and liabilities           592,985,845
                                                            $ 1,932,252,453

Calculation of Maximum Offering Price
Class A Shares
Net asset value and redemption price per share
  ($1,031,320,619 / 31,792,796 shares of beneficial
  interest issued and outstanding)                                   $32.44
Sales charge--4.25% of public offering price                           1.44
Maximum offering price                                               $33.88

Class B Shares
Net asset value and offering price per share
  ($663,444,939 / 29,371,098 shares of beneficial
  interest issued and outstanding)                                   $22.59

Class C Shares
Net asset value and offering price per share
  ($208,163,553 / 9,195,138 shares of beneficial
  interest issued and outstanding)                                   $22.64

Advisor Class Shares
Net asset value, redemption and offering price per share
  ($29,323,342 / 878,418 shares of beneficial
  interest issued and outstanding)                                   $33.38


(a)  Includes securities on loan with a value of $417,757,866 (see Note E).

     See notes to financial statements.


-------------------------------------------------------------------------------
12 o ALLIANCEBERNSTEIN GROWTH FUND


STATEMENT OF OPERATIONS
Six Months Ended January 31, 2005 (unaudited)


Investment Income
Dividends (net of foreign taxes
  withheld of $27,718)                       $3,910,437
Interest                                         73,364       $   3,983,801

Expenses
Advisory fee                                  7,351,926
Distribution fee--Class A                     1,503,464
Distribution fee--Class B                     3,584,716
Distribution fee--Class C                     1,066,167
Transfer agency                               3,787,396
Printing                                        290,465
Custodian                                       167,941
Registration fees                                38,997
Audit                                            30,418
Legal                                            28,926
Trustees' fees                                   17,600
Miscellaneous                                    41,975
Total expenses                               17,909,991
Less: expense offset arrangement
  (see Note B)                                   (1,098)
Net expenses                                                     17,908,893
Net investment loss                                             (13,925,092)

Realized and Unrealized Gain (Loss)
on Investment and Foreign Currency Transactions
Net realized gain on investment
  transactions                                                  110,492,218
Net change in unrealized
  appreciation/depreciation of:
  Investments                                                   115,060,804
  Foreign currency denominated assets
    and liabilities                                                    (465)
Net gain on investment and foreign
  currency transactions                                         225,552,557
Net Increase in Net Assets
  from Operations                                             $ 211,627,465


See notes to financial statements.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN GROWTH FUND o 13


STATEMENT OF CHANGES IN NET ASSETS

                                            Six Months
                                               Ended
                                             January 31,       Year Ended
                                               2005              July 31,
                                            (unaudited)            2004
                                         ---------------     --------------
Increase (Decrease) in Net Assets
from Operations
Net investment loss                      $  (13,925,092)     $  (31,367,582)
Net realized gain on investment
  transactions                              110,492,218         186,885,488
Net change in unrealized
  appreciation/depreciation of
  investments and foreign currency
  denominated assets and liabilities        115,060,339          71,596,120
Net increase in net assets
  from operations                           211,627,465         227,114,026

Transactions in Shares of
Beneficial Interest
Net decrease                               (205,904,531)       (389,213,014)
Total increase (decrease)                     5,722,934        (162,098,988)

Net Assets
Beginning of period                       1,926,529,519       2,088,628,507
End of period (including accumulated
  net investment loss of ($13,961,796)
  and ($36,704), respectively)           $1,932,252,453      $1,926,529,519

See notes to financial statements.


-------------------------------------------------------------------------------
14 o ALLIANCEBERNSTEIN GROWTH FUND


NOTES TO FINANCIAL STATEMENTS
January 31, 2005 (unaudited)

NOTE A
Significant Accounting Policies

AllianceBernstein Growth Fund (the "Fund"), a series of The AllianceBernstein Portfolios (the "Trust"), is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers Class A, Class B, Class C and Advisor Class shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Shares purchased before August 2, 1993 and redeemed within six years of purchase are subject to different rates than shares purchased after that date. Class B shares purchased on or after August 2, 1993 and held for a period ending eight years after the end of the calendar month of purchase will convert to Class A shares. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without any initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee-based programs and to certain retirement plan accounts. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at "fair value" as determined in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees.

In general, the market value of securities which are readily available and deemed reliable are determined as follows. Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN GROWTH FUND o 15


on such day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; securities traded in the over-the-counter market, ("OTC") (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less; or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, Alliance Capital Management, L.P. (the "Adviser") may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer's financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because, most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income


-------------------------------------------------------------------------------
16 o ALLIANCEBERNSTEIN GROWTH FUND


and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes

It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the trade date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund accretes discounts as adjustments to interest income.

5. Income and Expenses

All income earned and expenses incurred by the Fund are borne on a pro rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A and Advisor Class shares. Advisor Class shares have no distribution fees. Expenses attributable to the Fund are charged to the Fund. Expenses of the Trust are charged to the Fund in proportion to net assets.

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN GROWTH FUND o 17


in accordance with U.S. generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B
Advisory Fee and Other Transactions With Affiliates

Until September 6, 2004, under the terms of an investment advisory agreement, the Fund paid the Adviser an advisory fee at an annual rate of .75% of the first $3 billion, .70% of the next $1 billion, .65% of the next $1 billion, and ..60% over $5 billion of the Fund's average daily net assets. Effective September 7, 2004, the terms of the investment advisory agreement were amended so that the advisory fee was reduced to an annual rate of .75% of the first $2.5 billion, .65% of the next $2.5 billion and .60% in excess of $5 billion of the Fund's average daily net assets. The fee is accrued daily and paid monthly.

Effective January 1, 2004 through September 6, 2004, in contemplation of the final agreement with the Office of New York Attorney General ("NYAG"), the Adviser advised the Fund that it would waive a portion of its advisory fee so as to charge the Fund at the reduced annual rate discussed above. From August 1, 2004 through September 6, 2004, due to overlap between the two fee structures discussed above, there were no fees waived by the Adviser. For a more complete discussion of the Adviser's settlement with the NYAG, please see "Legal Proceedings" below.

The Fund compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $5,274,100 for the six months ended January 31, 2005.

For the the six months ended January 31, 2005, the Fund's expenses were reduced by $1,098 under an expense offset arrangement with AGIS.

AllianceBernstein Investment Research and Management, Inc., (the
"Distributor"), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund's shares. The Distributor has advised the Fund that it has retained front-end sales charges of $11,631 from the sale of Class A shares and received $10,673, $218,097, and $5,248, in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively for the six months ended January 31, 2005.

Brokerage commissions paid on investment transactions for the six months ended January 31, 2005 amounted to $1,463,592, of which $9,936 was paid to Sanford C. Bernstein & Co. LLC, an affiliate of the Adviser.

Accrued expenses includes $26,615 owed to a trustee and a former trustee under the Trust's deferred compensation plan.


-------------------------------------------------------------------------------
18 o ALLIANCEBERNSTEIN GROWTH FUND


NOTE C
Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .50% of the Fund's average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to both Class B and Class C shares. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The Trustees currently limit payments under the Class A plan to .30% of the Fund's average daily net assets attributable to Class A shares. The Fund is not obligated under the Agreement to pay any distribution services fee in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Agreement is to compensate the Distributor for its distribution services with respect to the sale of the Fund's shares. Since the Distributor's compensation is not directly tied to its expenses, the amount of compensation received by it under the Agreement during any year may be more or less than its actual expenses. For this reason, the Agreement is characterized by the staff of the Securities Exchange Commission as being a "compensation" plan.

In the event that the Agreement is terminated or not continued, no distribution services fees (other than current amounts accrued but not yet paid) would be owed by the Fund to the Distributor with respect to the relevant class. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

NOTE D
Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the period ended January 31, 2005, were as follows:

                                            Purchases             Sales
                                           ------------        ------------
Investment securities (excluding
  U.S. government securities)              $453,385,349        $648,004,172
U.S. government securities                           -0-                 -0-

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purpose. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding foreign currency transactions) are as follows:

Gross unrealized appreciation                                 $ 608,309,172
Gross unrealized depreciation                                   (15,317,305)
Net unrealized appreciation                                   $ 592,991,867


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN GROWTH FUND o 19


1. Option Transactions

For hedging and investment purposes, the Fund may purchase and write (sell) put and call options on U.S. and foreign securities and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from written options which expire unexercised are recorded by the Fund on the expiration date as realized gains from options written. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Fund could result in the Fund selling or buying a security or currency at a price different from the current market value.

2. Forward Exchange Currency Contracts

The Fund may enter into forward exchange currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sales commitments denominated in foreign currencies and for investment purposes. A forward exchange currency contract is a commitment to purchase or sell a foreign currency on a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions.

Fluctuations in the value of open forward exchange currency contracts are recorded for financial reporting purposes as net unrealized appreciation or depreciation by the Fund.


-------------------------------------------------------------------------------
20 o ALLIANCEBERNSTEIN GROWTH FUND


The Fund's custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Fund having a value at least equal to the aggregate amount of the Fund's commitments under forward exchange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars, reflects the total exposure the Fund has in that particular currency contract.

NOTE E
Securities Lending

The Fund has entered into a securities lending agreement with UBS Warburg LLC (the "Lending Agent"). Under the terms of the agreement, the Lending Agent, on behalf of the Fund, administers the lending of portfolio securities to certain broker-dealers. In return, the Fund receives fee income from the lending transactions or it retains a portion of interest on the investment of any cash received as collateral. The Fund also continues to receive dividends or interest on the securities loaned. Unrealized gain or loss on the value of the securities loaned that may occur during the term of the loan will be reflected in the accounts of the Fund. All loans are continuously secured by collateral exceeding the value of the securities loaned. All collateral consists of either cash or U.S. Government securities. The Lending Agent invests the cash collateral received in an eligible money market vehicle in accordance with the investment restrictions of the Fund. The Lending Agent will indemnify the Fund for any loss resulting from a borrower's failure to return a loaned security when due. As of January 31, 2005, the Fund had loaned securities with a value of $417,757,866 and received cash collateral which was invested in a money market fund valued at $423,413,863 as included in the accompanying portfolio of investments. For the six months ended January 31, 2005, the Fund earned fee income of $43,091 which is included in interest income in the accompanying statement of operations.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN GROWTH FUND o 21


NOTE F
Shares of Beneficial Interest

There is an unlimited number of $0.00001 par value shares of beneficial interest authorized, divided into four classes, designated Class A, Class B, Class C and Advisor Class shares. Transactions in shares of beneficial interest were as follows:

                               Shares                         Amount
                    ---------------------------  ------------------------------
                   Six Months Ended  Year Ended  Six Months Ended  Year Ended
                     January 31, 2005  July 31,   January 31, 2005   July 31,
                      (unaudited)       2004       (unaudited)        2004
                     ------------  ------------  --------------  --------------
Class A
Shares sold              822,230     2,090,263   $  24,301,434   $  69,043,493
Shares converted
  from Class B         2,236,918     6,994,565      70,899,641     203,813,941
Shares redeemed       (4,038,330)   (8,235,303)   (125,523,005)   (244,818,470)
Net increase
  (decrease)            (979,182)      849,525   $ (30,321,930)  $  28,038,964

Class B
Shares sold              702,153     2,508,301   $  15,208,824   $  52,251,455
Shares converted
  to Class A          (3,128,559)   (9,504,714)    (70,899,641)   (203,813,941)
Shares redeemed       (4,426,358)  (10,998,591)    (92,547,269)   (224,714,416)
Net decrease          (6,852,764)  (17,995,004)  $(148,238,086)  $(376,276,902)

Class C
Shares sold              318,842       861,896   $   6,925,806   $  17,965,237
Shares redeemed       (1,577,227)   (3,206,714)    (34,054,604)    (66,988,354)
Net decrease          (1,258,385)   (2,344,818)  $ (27,128,798)  $ (49,023,117)

Advisor Class
Shares sold               86,538       426,580   $   2,856,507   $  13,463,385
Shares redeemed          (93,367)     (175,106)     (3,072,224)     (5,415,344)
Net increase
  (decrease)              (6,829)      251,474   $    (215,717)  $   8,048,041


NOTE G
Risk Involved In Investing in the Fund

Foreign Securities Risk--Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign exchange rates and the possibility of the future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable United States companies or of the United States Government.


-------------------------------------------------------------------------------
22 o ALLIANCEBERNSTEIN GROWTH FUND


Indemnification Risk--In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss thereunder to be remote.

NOTE H
Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $500 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions, in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended January 31, 2005.

NOTE I
Components of Accumulated Earnings (Deficit)

The tax character of distributions to be paid for the year ending July 31, 2005 will be determined at the end of the current fiscal year. As of July 31, 2004, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses                       $ (1,868,227,339)(a)
Unrealized appreciation/(depreciation)                          473,639,145(b)
Total accumulated earnings/(deficit)                       $ (1,394,588,194)

(a) On July 31, 2004, the Fund had a net capital loss carryforward of $1,868,190,636, of which $614,493,426 expires in the year 2009, $1,051,944,066 expires in the year 2010 and $201,753,144 expires in the year 2011. To the extent future capital gains are offset by capital loss carryforward, such gains will not be distributed. The Fund utilized $183,902,234 of capital loss carryforward during the year.

(b) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

NOTE J
Legal Proceedings

As has been previously reported, the staff of the U.S. Securities and Exchange Commission ("SEC") and the NYAG have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that the Adviser provide information to them. The Adviser has been cooperating and will continue to cooperate with all of these authorities.

On December 18, 2003, the Adviser confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein



-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN GROWTH FUND o 23


Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is memorialized in an Assurrance of Discontinuance dated September 1, 2004 ("NYAG Order"). Among the key provisions of these agreements are the following:

(i) The Adviser agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;

(ii) The Adviser agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds until December 31, 2008; and

(iii) The Adviser agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order and the NYAG Order contemplate that the Adviser's registered investment company clients, including the Trust, will introduce governance and compliance changes.

In anticipation of final, definitive documentation of the NYAG Order and effective January 1, 2004, the Adviser began waiving a portion of its advisory fee. On September 7, 2004, the Fund's investment advisory agreement was amended to reflect the reduced advisory fee. For more information on this waiver and amendment to the Fund's investment advisory agreement, please see "Advisory Fee and Other Transactions with Affiliates" above.

A special committee of the Adviser's Board of Directors, comprised of the members of the Adviser's Audit Committee and the other independent member of the Adviser's Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

In addition, the Independent Trustees of the Fund ("the Independent Trustees") have initiated an investigation of the above-mentioned matters with the advice of an independent economic consultant and independent counsel. The Independent Trustees have formed a special committee to supervise the investigation.

On October 2, 2003, a putative class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint") was filed against the Adviser; Alliance Capital Management Holding L.P.; Alliance


-------------------------------------------------------------------------------
24 o ALLIANCEBERNSTEIN GROWTH FUND


Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds, including the Fund; Gerald Malone; Charles Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with the Adviser. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts.

Since October 2, 2003, numerous additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against the Adviser and certain other defendants, some of which name the Trust or the Fund as a defendant. All of these lawsuits seek an unspecified amount of damages. The lawsuits are now pending in the United States District Court for the District of Maryland pursuant to a ruling by the Judicial Panel on Multidistrict Litigation transferring and centralizing all of the mutual fund cases involving market and late trading in the District of Maryland.

As a result of the matters discussed above, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.

The Adviser and approximately twelve other investment management firms were publicly mentioned in connection with the settlement by the SEC of charges that an unaffiliated broker/dealer violated federal securities laws relating to its receipt of compensation for selling specific mutual funds and the disclosure of such compensation. The SEC has indicated publicly that, among other things, it is considering enforcement action in connection with mutual funds' disclosure of such arrangements and in connection with the practice of considering mutual fund sales in the direction of brokerage commissions from fund portfolio transactions. The SEC has issued subpoenas to the Adviser, and the NASD has issued requests for information, in connection with this matter and the Adviser has provided documents and other information to the SEC and NASD and is cooperating fully with the investigations. On March 11, 2005, discussions commenced with the NASD that management believes will conclude these investigations.

On June 22, 2004, a purported class action complaint entitled Aucoin, et al. v. Alliance Capital Management L.P., et al. ("Aucoin Complaint") was filed against the Adviser, Alliance Capital Management Holding L.P., Alliance Capital


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN GROWTH FUND o 25


Management Corporation, AXA Financial, Inc., AllianceBernstein Investment Research & Management, Inc., certain current and former directors of the AllianceBernstein Mutual Funds, and unnamed Doe defendants. The Aucoin Complaint names certain of the AllianceBernstein mutual funds as nominal defendants. The Aucoin Complaint was filed in the United States District Court for the Southern District of New York by an alleged shareholder of an AllianceBernstein mutual fund. The Aucoin Complaint alleges, among other things, (i) that certain of the defendants improperly authorized the payment of excessive commissions and other fees from fund assets to broker-dealers in exchange for preferential marketing services, (ii) that certain of the defendants misrepresented and omitted from registration statements and other reports material facts concerning such payments, and (iii) that certain defendants caused such conduct as control persons of other defendants. The Aucoin Complaint asserts claims for violation of Sections 34(b), 36(b) and 48(a) of the Investment Company Act, Sections 206 and 215 of the Advisers Act, breach of common law fiduciary duties, and aiding and abetting breaches of common law fiduciary duties. Plaintiffs seek an unspecified amount of compensatory damages and punitive damages, rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts, an accounting of all fund-related fees, commissions and soft dollar payments, and restitution of all unlawfully or discriminatorily obtained fees and expenses.

Since June 22, 2004, numerous additional lawsuits making factual allegations substantially similar to those in the Aucoin Complaint were filed against the Adviser and certain other defendants, and others may be filed.

It is possible that these matters and/or other developments resulting from these matters could result in increased redemptions of the Fund's shares or other adverse consequences to the Fund. However, the Adviser believes that these matters are not likely to have a material adverse effect on its ability to perform advisory services relating to the Fund.


-------------------------------------------------------------------------------
26 o ALLIANCEBERNSTEIN GROWTH FUND


FINANCIAL HIGHLIGHTS
Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                                Class A
                                         ---------------------------------------------------------------------------------------
                                          Six Months
                                             Ended        Year      November 1,
                                          January 31,     Ended       2002 to                 Year Ended October 31,
                                              2005       July 31,     July 31,    ----------------------------------------------
                                         (unaudited)       2004       2003(a)      2002           2001         2000         1999
                                         -----------     --------    ---------   -------       --------     --------     -------
Net asset value,
  beginning of period                       $29.05       $26.18       $22.56     $27.40         $52.42       $56.32       $47.17

Income From Investment Operations
Net investment loss(b)                        (.17)        (.31)(c)     (.21)      (.28)          (.22)        (.17)        (.15)
Net realized and unrealized
  gain (loss) on investment
  and foreign currency
  transactions                                3.56         3.18         3.83      (4.56)        (19.10)        3.71        13.01
Net increase (decrease) in
  net asset value from
  operations                                  3.39         2.87         3.62      (4.84)        (19.32)        3.54        12.86

Less: Distributions
Distributions from net
  realized gain on
  investment
  transactions                                  -0-          -0-          -0-        -0-         (5.70)       (7.44)       (3.71)
Net asset value,
  end of period                             $32.44       $29.05       $26.18     $22.56         $27.40       $52.42       $56.32

Total Return
Total investment return
  based on net asset
  value(d)                                   11.67%       10.96%       16.05%    (17.66)%       (40.50)%       5.96%       28.69%

Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                       $1,031,321     $951,903     $835,657   $715,438       $874,604   $1,656,689   $1,441,962
Ratio to average net
  assets of:
  Expenses, net of waiver/
    reimbursement                             1.48%(e)     1.51%        1.66%(e)   1.49%          1.28%        1.14%        1.18%
  Expenses, before waiver/
    reimbursement                             1.48%(e)     1.52%        1.66%(e)   1.49%          1.28%        1.14%        1.18%
  Net investment loss                        (1.07)%(e)   (1.05)%(c)   (1.18)%(e) (1.04)%         (.61)%       (.30)%       (.28)%
Portfolio turnover rate                         23%          53%          29%        41%           115%          58%          62%


See footnote summary on page 30.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN GROWTH FUND o 27


Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                                  Class B
                                          --------------------------------------------------------------------------------------
                                          Six Months
                                             Ended        Year      November 1,
                                          January 31,     Ended      2002 to                Year Ended October 31,
                                              2005      July 31,     July 31,    ----------------------------------------------
                                         (unaudited)      2004        2003(a)     2002           2001         2000         1999
                                         -----------     --------    ---------   -------       --------     --------     -------
Net asset value,
  beginning of period                       $20.31       $18.44       $15.98     $19.56         $39.49       $44.40       $38.15

Income From Investment Operations
Net investment loss(b)                        (.20)        (.37)(c)     (.23)      (.34)          (.34)        (.43)        (.42)
Net realized and unrealized
  gain (loss) on investment
  and foreign currency
  transactions                                2.48         2.24         2.69      (3.24)        (13.89)        2.96        10.38
Net increase (decrease) in
  net asset value from
  operations                                  2.28         1.87         2.46      (3.58)        (14.23)        2.53         9.96

Less: Distributions
Distributions from net
  realized gain on
  investment
  transactions                                  -0-          -0-          -0-        -0-         (5.70)       (7.44)       (3.71)
Net asset value,
  end of period                             $22.59       $20.31       $18.44     $15.98         $19.56       $39.49       $44.40

Total Return
Total investment return
  based on net asset
  value(d)                                   11.23%       10.14%       15.39%    (18.30)%       (40.93)%       5.18%       27.79%

Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                         $663,445     $736,526     $999,620 $1,131,628     $2,233,260   $5,042,755   $5,265,153
Ratio to average net
  assets of:
  Expenses, net of waiver/
    reimbursement                             2.23%(e)     2.26%        2.41%(e)   2.22%          2.00%        1.86%        1.90%
  Expenses, before waiver/
    reimbursement                             2.23%(e)     2.27%        2.41%(e)   2.22%          2.00%        1.86%        1.90%
  Net investment loss                        (1.82)%(e)   (1.80)%(c)   (1.94)%(e) (1.77)%        (1.31)%      (1.02)%      (1.00)%
Portfolio turnover rate                         23%          53%          29%        41%           115%          58%          62%


See footnote summary on page 30.


-------------------------------------------------------------------------------
28 o ALLIANCEBERNSTEIN GROWTH FUND


Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                                 Class C
                                         --------------------------------------------------------------------------------------
                                         Six Months
                                             Ended        Year      November 1,
                                         January 31,      Ended      2002 to                Year Ended October 31,
                                             2005       July 31,     July 31,    ----------------------------------------------
                                         (unaudited)      2004       2003(a)      2002           2001         2000         1999
                                         -----------     --------    ---------   -------       --------     --------     -------
Net asset value,
  beginning of period                       $20.35       $18.47       $16.00     $19.58         $39.52       $44.42       $38.17

Income From Investment Operations
Net investment loss(b)                        (.19)        (.37)(c)     (.23)      (.33)          (.34)        (.43)        (.42)
Net realized and unrealized
  gain (loss) on investment
  and foreign currency
  transactions                                2.48         2.25         2.70      (3.25)        (13.90)        2.97        10.38
Net increase (decrease) in
  net asset value from
  operations                                  2.29         1.88         2.47      (3.58)        (14.24)        2.54         9.96

Less: Distributions
Distributions from net
  realized gain on
  investment
  transactions                                  -0-          -0-          -0-        -0-         (5.70)       (7.44)       (3.71)
Net asset value,
  end of period                             $22.64       $20.35       $18.47     $16.00         $19.58       $39.52       $44.42

Total Return
Total investment return
  based on net asset
  value(d)                                   11.25%       10.18%       15.44%    (18.28)%       (40.92)%       5.20%       27.78%

Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                         $208,163     $212,679     $236,358   $239,940       $419,382     $959,043     $923,483
Ratio to average net
  assets of:
  Expenses, net of waiver/
    reimbursement                             2.19%(e)     2.22%        2.38%(e)   2.19%          1.98%        1.85%        1.90%
  Expenses, before waiver/
    reimbursement                             2.19%(e)     2.24%        2.38%(e)   2.19%          1.98%        1.85%        1.90%
  Net investment loss                        (1.79)%(e)   (1.77)%(c)   (1.90)%(e) (1.74)%        (1.29)%      (1.02)%      (1.00)%
Portfolio turnover rate                         23%          53%          29%        41%           115%          58%          62%


See footnote summary on page 30.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN GROWTH FUND o 29


Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                            Advisor Class
                                         --------------------------------------------------------------------------------------
                                          Six Months
                                            Ended          Year     November 1,
                                         January 31,      Ended       2002 to                 Year Ended October 31,
                                            2005         July 31,     July 31,    ----------------------------------------------
                                         (unaudited)       2004       2003(a)      2002          2001         2000         1999
                                         -----------     --------    ---------   -------       --------     --------     -------
Net asset value,
  beginning of period                       $29.85       $26.81       $23.05     $27.92         $53.17       $56.88       $47.47

Income from Investment Operations
Net investment income
  (loss)(b)                                   (.12)        (.23)(c)     (.16)      (.20)          (.11)        (.02)         .02
Net realized and unrealized
  gain (loss) on investment
  and foreign currency
  transactions                                3.65         3.27         3.92      (4.67)        (19.44)        3.75        13.10
Net increase (decrease) in
  net asset value from
  operations                                  3.53         3.04         3.76      (4.87)        (19.55)        3.73        13.12

Less: Distributions
Distributions from net
  realized gain on
  investment
  transactions                                  -0-          -0-          -0-        -0-         (5.70)       (7.44)       (3.71)
Net asset value,
  end of period                             $33.38       $29.85       $26.81     $23.05         $27.92       $53.17       $56.88

Total Return
Total investment return
  based on net asset
  value(d)                                   11.83%       11.34%       16.31%    (17.44)%       (40.34)%       6.27%       29.08%

Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                          $29,323      $26,422      $16,994    $10,433        $19,087      $38,278     $142,720
Ratio to average net assets of:
  Expenses, net of waiver/
    reimbursement                             1.18%(e)     1.21%        1.36%(e)   1.18%           .98%         .83%         .88%
  Expenses, before waiver/
    reimbursement                             1.18%(e)     1.22%        1.36%(e)   1.18%           .98%         .83%         .88%
  Net investment income
    (loss)                                    (.77)%(e)    (.75)%(c)    (.87)%(e)  (.73)%         (.30)%        .03%         .03%
Portfolio turnover rate                         23%          53%          29%        41%           115%          58%          62%


(a)  The Fund changed its fiscal year end from October 31 to July 31.

(b)  Based on average shares outstanding.

(c)  Net of expenses waived/reimbursed by the Adviser and the Transfer Agent.

(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)  Annualized.


-------------------------------------------------------------------------------
30 o ALLIANCEBERNSTEIN GROWTH FUND


TRUSTEES

William H. Foulk, Jr.(1), Chairman
Marc O. Mayer, President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
Michael J. Downey(1)

OFFICERS

Philip L. Kirstein, Senior Vice President and Independent Compliance Officer Thomas J. Bardong, Vice President
Alan E. Levi(2), Vice President
Mark R. Manley, Clerk
Mark D. Gersten, Treasurer & Chief Financial Officer
Vincent S. Noto, Controller & Chief Accounting Officer

Custodian

State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110

Principal Underwriter

AllianceBernstein Investment Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Ropes & Gray LLP
One International Place
Boston, MA 02110-2624

Transfer Agent

Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-Free (800) 221-5672

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

(1)  Member of the Audit Committee and the Governance and Nominating Committee.

(2) Mr. Levi is the person primarily responsible for the day-to-day management of the Fund's investment portfolio.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN GROWTH FUND o 31


ALLIANCEBERNSTEIN FAMILY OF FUNDS

Wealth Strategies Funds
----------------------------------
Balanced Wealth Strategy
Wealth Appreciation Strategy
Wealth Preservation Strategy
Tax-Managed Balanced Wealth Strategy
Tax-Managed Wealth Appreciation Strategy
Tax-Managed Wealth Preservation Strategy

Blended Style Funds
----------------------------------
U.S. Large Cap Portfolio
International Portfolio
Tax-Managed International Portfolio

Growth Funds
----------------------------------
Domestic

Growth Fund
Mid-Cap Growth Fund
Large Cap Growth Fund*
Small Cap Growth Portfolio

Global & International

All-Asia Investment Fund
Global Health Care Fund*
Global Research Growth Fund
Global Technology Fund*
Greater China '97 Fund
International Premier Growth Fund
New Europe Fund
Worldwide Privatization Fund

Value Funds
----------------------------------
Domestic

Balanced Shares
Focused Growth & Income Fund*
Growth & Income Fund
Real Estate Investment Fund
Small/Mid-Cap Value Fund**
Utility Income Fund
Value Fund

Global & International

Global Value Fund
International Value Fund

Taxable Bond Funds
----------------------------------
Americas Government Income Trust
Corporate Bond Portfolio
Emerging Market Debt Fund
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
Quality Bond Portfolio
Short Duration Portfolio
U.S. Government Portfolio

Municipal Bond Funds
----------------------------------
National
Insured National
Arizona
California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Ohio
Pennsylvania
Virginia

Intermediate Municipal Bond Funds
----------------------------------
Intermediate California
Intermediate Diversified
Intermediate New York

Closed-End Funds
----------------------------------
All-Market Advantage Fund
ACM Income Fund
ACM Government Opportunity Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
California Municipal Income Fund
National Municipal Income Fund
New York Municipal Income Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II


We also offer Exchange Reserves,*** which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

For more complete information on any AllianceBernstein mutual fund, including investment objectives and policies, sales charges, expenses, risks and other matters of importance to prospective investors, visit our web site at www.alliancebernstein.com or call us at (800) 227-4618 for a current prospectus. You should read the prospectus carefully before you invest.

* Prior to December 15, 2004, these Funds were named as follows: Global Health Care Fund was Health Care Fund; Large Cap Growth Fund was Premier Growth Fund; Global Technology Fund was Technology Fund; and Focused Growth & Income Fund was Disciplined Value Fund.

**   Prior to February 1, 2005, Small/Mid-Cap Value Fund was named Small Cap
Value Fund.

*** An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


-------------------------------------------------------------------------------
32 o ALLIANCEBERNSTEIN GROWTH FUND


ALLIANCEBERNSTEIN GROWTH FUND
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672
[LOGO] AllianceBernstein (SM)
Investment Research and Management


(SM) This service mark used under license from the owner, Alliance Capital Management L.P.

GROWTHSR0105


ITEM 2.     CODE OF ETHICS.
Not applicable when filing a semi-annual report to shareholders.

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable when filing a semi-annual report to shareholders.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable when filing a semi-annual report to shareholders


ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable to the registrant.

ITEM 6.     SCHEDULE OF INVESTMENTS.
Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable to the registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable to the registrant.

ITEM 9.     SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund?s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 10.     CONTROLS AND PROCEDURES.
(a) The registrant?s principal executive officer and principal financial officer have concluded that the registrant?s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant?s internal controls over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11.     EXHIBITS.
The following exhibits are attached to this Form N-CSR:


       EXHIBIT NO.       DESCRIPTION OF EXHIBIT

       11 (b) (1)        Certification of Principal Executive Officer Pursuant
                         to Section 302 of the Sarbanes-Oxley Act of 2002

       11 (b) (2)        Certification of Principal Financial Officer Pursuant
                         to Section 302 of the Sarbanes-Oxley Act of 2002

       11 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002


                                     SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant): The AllianceBernstein Portfolios

By:    /s/ Marc O. Mayer
       -----------------
       Marc O. Mayer
       President


Date:  March 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Marc O. Mayer
       -----------------
       Marc O. Mayer
       President


Date:  March 31, 2005

By:    /s/ Mark D. Gersten
       --------------------
       Mark D. Gersten
       Treasurer and Chief Financial Officer

Date:  March 31, 2005